CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2013 Priority share USD ($)	Dec. 31, 2013 Priority share RUB	Dec. 31, 2012 Priority share RUB	Dec. 31, 2013 Preference shares USD ($)	Dec. 31, 2013 Preference shares RUB	Dec. 31, 2012 Preference shares RUB
Current assets:
Cash and cash equivalents	$ 1,020.3	33,394.0	7,425.0
Marketable securities	2.7	87.0	76.0
Term deposits			4,629
Accounts receivable, net	85.1	2,785.0	1,767.0
Prepaid expenses	21.0	689.0	597.0
Assets held for sale			2,024
Deferred tax assets	18.2	596.0	456.0
Other current assets	40.7	1,332.0	1,217.0
Total current assets	1,188.0	38,883.0	18,191.0
Property and equipment, net	297.3	9,729.0	8,095.0
Intangible assets, net	20.2	664.0	323.0
Goodwill	89.1	2,915.0	750.0
Long-term prepaid expenses	31.8	1,042.0	695.0
Restricted cash	3.2	104.0	214.0
Term deposits	463.8	15,180.0	10,330.0
Investments in non-marketable equity securities	38.2	1,250.0	500.0
Investments in debt securities	0.1	2.0	4,810.0
Deferred tax assets	0.1	3.0	35.0
Other non-current assets	47.0	1,539.0	342.0
TOTAL ASSETS	2,178.8	71,311.0	44,285.0
Current liabilities:
Accounts payable and accrued liabilities	113.3	3,710.0	2,513.0
Taxes payable	51.6	1,688.0	1,455.0
Deferred revenue	45.9	1,501.0	1,092.0
Liabilities related to assets held for sale			1,619
Deferred tax liabilities	0.5	16.0	3.0
Total current liabilities	211.3	6,915.0	6,682.0
Convertible debt	502.0	16,429.0
Deferred tax liabilities	38.0	1,245.0	448.0
Other accrued liabilities	3.8	125.0	108.0
Total liabilities	755.1	24,714.0	7,238.0
Commitments and contingencies
Shareholders' equity:
Preferred share
Ordinary shares: par value (Class A €0.01, Class B €0.10 and Class C €0.09); shares authorized (Class A: 2,000,000,000 and 2,000,000,000, Class B: 159,494,722 and 102,115,140, and Class C: 159,494,722 and 102,115,140); shares issued (Class A: 202,318,864 and 256,998,306, Class B: 125,441,218 and 72,923,447, and Class C: 27,972,630 and 23,110,819, respectively); shares outstanding (Class A: 202,318,864 and 250,732,061, Class B: 125,441,218 and 72,923,447, and Class C: nil)	7.4	242.0	445.0
Treasury shares at cost (Class A: nil and 6,266,245)	(210.4)	(6,886.0)
Additional paid-in capital	479.7	15,701.0	13,617.0
Accumulated other comprehensive income	62.4	2,042.0	961.0
Retained earnings	1,084.6	35,498.0	22,024.0
Total shareholders' equity	1,423.7	46,597.0	37,047.0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,178.8	71,311.0	44,285.0